Share-Based Compensation - Schedule of Restricted Stock Activity (Details) - Restricted Stock Units RSU [Member] - shares	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Outstanding, Shares, Beginning Balance	1,285,000	3,210,000
Granted	1,150,000	1,272,500
Vested	(150,000)	(2,075,000)
Forfeited	(250,000)	(1,122,500)
Outstanding, Shares, Ending Balance	2,035,000	1,285,000